Capital Stock and Stock-Based Compensation	6 Months Ended
Jun. 30, 2015
Equity [Abstract]
Capital Stock and Stock-Based Compensation
8.	Capital Stock and Stock-Based Compensation

The authorized capital stock of the Company at June 30, 2015 and December 31, 2014 was 100,000,000 shares of preferred stock, with a par value of $0.01 per share, 200,000,000 shares of Class A common stock, with a par value of $0.01 per share, and 100,000,000 shares of Class B common stock, with a par value of $0.01 per share. A share of Class A common stock entitles the holder to one vote per share while a share of Class B common stock entitles the holder to five votes per share, subject to a 49% aggregate Class B common stock voting power maximum. As of June 30, 2015, the Company had 103.6 million shares of Class A common stock (December 31, 2014 – 95.3 million), 16.7 million shares of Class B common stock (December 31, 2014 – 16.7 million) and no shares of preferred stock (December 31, 2014 – nil) issued and outstanding.

In January 2015, the Company issued 3 million shares of its Class A common stock for net proceeds of $13.7 million upon the exercise by the underwriters of their options to purchase additional shares in connection with the Company’s December 2014 public offering. In March 2015 and April 2015, a total of 38,961 shares and 12,987 shares with aggregate values of $0.2 million and $0.1 million, respectively, of Class A common stock were granted to the Company’s non-management directors as part of their annual compensation for 2015. These Class A common stock were issued from the 4,000,000 shares of Class A common stock reserved under the Teekay Tankers Ltd. 2007 Long-Term Incentive Plan and distributed to the directors.

In June 2015, the Company implemented a continuous offering program (or COP) under which the Company may issue new common stock at market prices up to a maximum aggregate amount of $80.0 million. The Company sold 5,022,000 shares of Class A common stock under the COP during the three and six months ended June 30, 2015 for net proceeds of $37.3 million.

The Company also grants stock options and restricted stock units as incentive-based compensation under the Teekay Tankers Ltd. 2007 Long-Term Incentive Plan to certain non-management directors of the Company and to certain employees of Teekay subsidiaries that provide services to the Company. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from the grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For stock-based compensation awards subject to graded vesting, the Company calculates the value for the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the requisite service period. The compensation cost of the Company‘s stock-based compensation awards is reflected in general and administrative expenses in the Company’s consolidated statements of income.

During March 2015, the Company granted 58,434 stock options with an exercise price of $5.39 per share to an officer of the Company. Each stock option granted in March 2015 has a ten-year term and vests equally over three years from the grant date.

The weighted-average fair value of the stock options granted was $1.97 per option, estimated on the grant date using the Black-Scholes option pricing model. The following assumptions were used in computing the fair value of the stock options granted: expected volatility of 49.0%; expected life of five years; dividend yield of 2.09%; and risk-free interest rate of 1.38%. The expected life of the stock options granted was estimated using the historical exercise behavior of employees of Teekay that receive stock options from Teekay. The expected volatility was based on historical volatility as calculated using historical data during the five years prior to the grant date.

During March 2015, the Company also granted 187,746 restricted stock units to the officers of the Company and certain employees of Teekay subsidiaries that provide services to the Company with an aggregate fair value of $1.0 million. Each restricted stock unit is equal to one share of the Company’s common stock plus reinvested distributions from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date. Any portion of a restricted stock unit award that is not vested on the date of the recipient’s termination of service is cancelled, unless their termination arises as a result of the recipient’s retirement and, in this case, the restricted stock unit award will continue to vest in accordance with the vesting schedule. Upon vesting, the value of the restricted stock unit awards, net of withholding taxes, is paid to each recipient in the form of common stock.

During the three and six months ended June 30, 2015, the Company recorded $0.3 million and $1.0 million, respectively, of expenses related to the restricted stock units and stock options. During the three and six months ended June 30, 2015, a total of 147,996 restricted stock units and 351,096 restricted stock units, respectively, with a market value of $1.1 million and $2.3 million vested and was paid to the grantees by issuing 82,253 shares and 201,564 shares, respectively, of Class A common stock, net of withholding taxes.